Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE STRATEGIC TRUSTTouchstone Growth Opportunities Fund (the “Fund”)Supplement dated February 24, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated July 29, 2024Change in Name, Sub-Adviser, Benchmark, Investment Strategy, and Reduction in Advisory Fee and Expenses of the FundAt a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 13, 2025, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about May 9, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone Dynamic Large Cap Growth Fund, the appointment of Los Angeles Capital Management LLC (“Los Angeles Capital”) as sub-adviser to the Fund, new primary and secondary benchmarks, and the changes to the Fund’s principal investment strategies as detailed herein (together, the “Updates”). Hal W. Reynolds, Ed Rackham, and Daniel Arche, each of Los Angeles Capital, will serve as the Fund’s portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.On the Effective Date, all references to Westfield Capital Management Company, L.P. (“Westfield”), the Fund’s current sub-adviser, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with Los Angeles Capital and all references to the Touchstone Growth Opportunities Fund will be deleted and replaced with Touchstone Dynamic Large Cap Growth Fund. Los Angeles Capital also serves as sub-adviser to the Touchstone Dynamic International ETF, a series of Touchstone ETF Trust. As the sub-adviser, Los Angeles Capital will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines. As of December 31, 2024, Los Angeles Capital managed approximately $30.9 billion in assets.The following changes to the Fund’s principal investment strategies will be made in connection with the Updates, which will take effect on the Effective Date:Current:New (upon Effective Date):Principal Investment Strategies:The Fund invests primarily in stocks of domestic growth companies that the sub-adviser, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund may invest in companies of any market capitalization.The Fund invests, under normal circumstances, at least 80% of its assets in common stocks of large capitalization growth U.S. listed companies. For purposes of this non-fundamental policy, a large capitalization growth company will typically be a company that is a constituent of the Russell 1000® Growth Index at the time of purchase. Constituent companies of the Russell 1000® Growth Index have a market capitalization between approximately $[ ] million and $[ ] trillion, as of [], 2025. The constituent companies of the Russell 1000® Growth Index will change with market conditions. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund’s portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.The Fund’s sub-adviser, Los Angeles Capital Management LLC (“Los Angeles Capital”), employs a quantitative investment process for security selection and risk management. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® (the Model) is a proprietary quantitative model used to build equity portfolios that adapt to market conditions. The Model considers a range of valuation, earnings and management characteristics to identify current drivers of return. Los Angeles capital believes that investor attitudes towards key investment risks change over the course of a market cycle and are a key determinant in explaining security returns. Utilizing these characteristics, Los Angeles Capital seeks to construct a risk-controlled, forward-looking portfolio The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities are found in other stocks.By including fundamental data inputs for a universe of U.S. equity securities and, through the use of statistical tools, the Model estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Return forecasts are developed through a three-step process.The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.First, the research process measures each security’s exposure to different risk factors through an analysis of financial statements, earnings forecasts, and statistical properties of historic stock returns.Second, the Model determines the “risk premium” or price of each risk factor through a rigorous attribution and statistical analysis of the returns related to each of the risk factors over the recent past.Third, return forecasts are developed by combining each company’s exposure with the “risk premium” associated with each risk factor. Risk factors taken into account can change over timeSecurity weights are assigned through an integrated optimization process that is model driven, which identifies the portfolio with the highest expected return for an acceptable level of risk. The Fund’s portfolio is rebalanced periodically using the quantitative Model.Los Angeles Capital seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company’s merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts will change accordingly.The Fund will typically hold 80-120 securities. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.The Fund’s current sub-adviser, Westfield, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risk will be added: Quantitative Strategy Risk. This risk factor will be set forth in an updated summary prospectus and prospectus for the Fund.Benchmarks The Fund's new primary benchmark will be the Russell 3000® Index and its new secondary benchmark will be the Russell 1000® Growth Index.Reduction in Advisory FeeUpon the Effective Date, the Fund will pay Touchstone an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million. Prior to the Effective Date, the Fund paid Touchstone an advisory fee at an annualized rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on assets over $1 billion. The Fund’s advisory fee is accrued daily and paid monthly based on the Fund’s average net assets during the month.Reduction in Expense Limitation for the Fund’s Shares ClassesAdditionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.66%, and 0.60% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least May 29, 2026. The Fund’s current contractual expense limitation is 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.
Touchstone Dynamic Large Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE STRATEGIC TRUSTTouchstone Growth Opportunities Fund (the “Fund”)Supplement dated February 24, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated July 29, 2024Change in Name, Sub-Adviser, Benchmark, Investment Strategy, and Reduction in Advisory Fee and Expenses of the FundAt a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 13, 2025, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about May 9, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone Dynamic Large Cap Growth Fund, the appointment of Los Angeles Capital Management LLC (“Los Angeles Capital”) as sub-adviser to the Fund, new primary and secondary benchmarks, and the changes to the Fund’s principal investment strategies as detailed herein (together, the “Updates”). Hal W. Reynolds, Ed Rackham, and Daniel Arche, each of Los Angeles Capital, will serve as the Fund’s portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.On the Effective Date, all references to Westfield Capital Management Company, L.P. (“Westfield”), the Fund’s current sub-adviser, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with Los Angeles Capital and all references to the Touchstone Growth Opportunities Fund will be deleted and replaced with Touchstone Dynamic Large Cap Growth Fund. Los Angeles Capital also serves as sub-adviser to the Touchstone Dynamic International ETF, a series of Touchstone ETF Trust. As the sub-adviser, Los Angeles Capital will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines. As of December 31, 2024, Los Angeles Capital managed approximately $30.9 billion in assets.The following changes to the Fund’s principal investment strategies will be made in connection with the Updates, which will take effect on the Effective Date:Current:New (upon Effective Date):Principal Investment Strategies:The Fund invests primarily in stocks of domestic growth companies that the sub-adviser, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a one to three year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund may invest in companies of any market capitalization.The Fund invests, under normal circumstances, at least 80% of its assets in common stocks of large capitalization growth U.S. listed companies. For purposes of this non-fundamental policy, a large capitalization growth company will typically be a company that is a constituent of the Russell 1000® Growth Index at the time of purchase. Constituent companies of the Russell 1000® Growth Index have a market capitalization between approximately $[ ] million and $[ ] trillion, as of [], 2025. The constituent companies of the Russell 1000® Growth Index will change with market conditions. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund’s portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.The Fund’s sub-adviser, Los Angeles Capital Management LLC (“Los Angeles Capital”), employs a quantitative investment process for security selection and risk management. Los Angeles Capital’s Dynamic Alpha Stock Selection Model® (the Model) is a proprietary quantitative model used to build equity portfolios that adapt to market conditions. The Model considers a range of valuation, earnings and management characteristics to identify current drivers of return. Los Angeles capital believes that investor attitudes towards key investment risks change over the course of a market cycle and are a key determinant in explaining security returns. Utilizing these characteristics, Los Angeles Capital seeks to construct a risk-controlled, forward-looking portfolio The Fund generally will sell a security if one or more of the following occurs: Westfield’s predetermined price target objective is exceeded; there is an alteration to the original investment case; valuation relative to the stock’s peer group is no longer attractive; or better risk/reward opportunities are found in other stocks.By including fundamental data inputs for a universe of U.S. equity securities and, through the use of statistical tools, the Model estimates expected returns based on each security’s risk characteristics and the expected return to each characteristic in the current market environment. Return forecasts are developed through a three-step process.The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.First, the research process measures each security’s exposure to different risk factors through an analysis of financial statements, earnings forecasts, and statistical properties of historic stock returns.Second, the Model determines the “risk premium” or price of each risk factor through a rigorous attribution and statistical analysis of the returns related to each of the risk factors over the recent past.Third, return forecasts are developed by combining each company’s exposure with the “risk premium” associated with each risk factor. Risk factors taken into account can change over timeSecurity weights are assigned through an integrated optimization process that is model driven, which identifies the portfolio with the highest expected return for an acceptable level of risk. The Fund’s portfolio is rebalanced periodically using the quantitative Model.Los Angeles Capital seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company’s merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital’s forecasts will change accordingly.The Fund will typically hold 80-120 securities. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.The Fund’s current sub-adviser, Westfield, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risk will be added: Quantitative Strategy Risk. This risk factor will be set forth in an updated summary prospectus and prospectus for the Fund.Benchmarks The Fund's new primary benchmark will be the Russell 3000® Index and its new secondary benchmark will be the Russell 1000® Growth Index.Reduction in Advisory FeeUpon the Effective Date, the Fund will pay Touchstone an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million. Prior to the Effective Date, the Fund paid Touchstone an advisory fee at an annualized rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on assets over $1 billion. The Fund’s advisory fee is accrued daily and paid monthly based on the Fund’s average net assets during the month.Reduction in Expense Limitation for the Fund’s Shares ClassesAdditionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.66%, and 0.60% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least May 29, 2026. The Fund’s current contractual expense limitation is 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.